Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

21. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	3,514,736	459,522	72,109
Short-term investments	—	63,726	10,000
Amounts due from subsidiaries of the Group	2,894	2,890	454
Other current assets	—	2,964	465
Total current assets	3,517,630	529,102	83,028
Non-current assets
Investment in and amounts due from subsidiaries of the Group	6,318,785	9,657,859	1,515,528
Other non-current assets	—	595	93
Total non-current assets	6,318,785	9,658,454	1,515,621
Total assets	9,836,415	10,187,556	1,598,649
LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities
Amounts due to related parties	36,978	31,600	4,959
Accrued expenses and other payables	28,410	18,721	2,937
Total current liabilities	65,388	50,321	7,896
Non-current liabilities:
Other non-current liabilities	31,559	22,603	3,547
Total non-current liabilities	31,559	22,603	3,547
Total liabilities	96,947	72,924	11,443
Shareholders’ equity
Ordinary shares (par value of US$0.00001 per share,4,500,000,000 Class A ordinary shares authorized, 344,577,783 Class A ordinary shares issued and outstanding; 500,000,000 Class B ordinary shares authorized, 380,214,434 Class B ordinary shares issued and outstanding as of December 31, 2020; 4,500,000,000 Class A ordinary shares authorized, 358,376,753 Class A ordinary shares issued and outstanding, 500,000,000 Class B ordinary shares authorized, 368,500,979 Class B ordinary shares issued and outstanding as of December 31, 2021)	46	46	7
Additional paid-in capital	10,510,516	10,646,328	1,670,641
Statutory reserve	82,792	189,700	29,768
Accumulated other comprehensive loss	(172,586)	(257,977)	(40,482)
Accumulated deficit	(681,300)	(463,465)	(72,728)
Total shareholders’ equity	9,739,468	10,114,632	1,587,206
Total liabilities and shareholders’ equity	9,836,415	10,187,556	1,598,649

21. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Condensed Statements of Comprehensive (Loss) income

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating expenses
Sales and marketing expenses	—	—	(235)	(37)
General and administrative expenses	(33,523)	(53,945)	(19,900)	(3,123)
Total operating expenses	(33,523)	(53,945)	(20,135)	(3,160)
Operating loss	(33,523)	(53,945)	(20,135)	(3,160)
Interest income	—	1,854	5,200	816
Interest expense	47	—	—	—
Share of (loss) income of subsidiaries and the VIEs	(140,967)	(232,287)	318,481	49,977
Foreign currency exchange (loss) gain	—	(1,193)	89	14
Changes in fair value of financial instruments	—	—	4,465	701
Others, net	—	2,226	8,320	1,306
Net (loss) income attributable to ordinary shareholders	(174,443)	(283,345)	316,420	49,654
Other comprehensive income (loss) (foreign currency translation adjustments), net of tax of nil:	21,967	(212,597)	(85,391)	(13,400)
Comprehensive (loss) income	(152,476)	(495,942)	231,029	36,254

21. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash used in operating activities	(26,093)	(22,553)	(6,049)	(949)
Net cash used in investing activities	(601,174)	(2,893,144)	(2,887,209)	(453,066)
Net cash generated from (used in) financing activities	637,792	6,683,039	(4,285)	(672)
Effect of exchange rate changes on cash and cash equivalents	(43)	(263,088)	(157,671)	(24,743)
Net increase (decrease) in cash and cash equivalents	10,482	3,504,254	(3,055,214)	(479,430)
Cash and cash equivalents at beginning of the year	—	10,482	3,514,736	551,539
Cash and cash equivalents at end of the year	10,482	3,514,736	459,522	72,109

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and the VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheet as “investments in subsidiaries” and the subsidiaries’ and the VIEs’ losses as “share of losses of subsidiaries and the VIEs” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company adjusted the carrying amount of “investments in subsidiaries” for its share of the subsidiaries’ and the VIEs’ cumulative losses until the investment balance reaches zero and did not provide for additional losses unless the Company has guaranteed obligations of the subsidiaries’ and the VIEs’ or is otherwise committed to provide further financial support.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.